Financial instruments by category (Narrative) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial instruments by category [Abstract]
Cash on hand	$ 21,000	$ 20,000	$ 21,000
Financial liabilities, at fair value	$ 453,956,000	$ 445,582,000